Note 35 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2022	2021	2020

Key management salaries and bonuses	3,773	3,245	2,915
Cash-settled share-based expense*	617	540	1,280
	4,390	3,785	4,195